TAXES PAYABLE (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Taxes Payable [Line Items]
Taxes payable	$ 156,024	$ 82,750
Value Added Tax [Member]
Taxes Payable [Line Items]
Taxes payable	34,786	8,380
Enterprise Income Tax [Member]
Taxes Payable [Line Items]
Taxes payable	114,881	70,776
Employee Withholding Tax [Member]
Taxes Payable [Line Items]
Taxes payable	3,759	2,533
Business Tax [Member]
Taxes Payable [Line Items]
Taxes payable	0	165
City Construction Tax [Member]
Taxes Payable [Line Items]
Taxes payable	$ 2,598	$ 636